Employee Retirement and Severance Benefits - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2019
Employee Benefits Disclosure [Line Items]
Fair value of securities at the time of contribution		¥ 30,473
Multiemployer pension plan contribution	¥ 4,452	¥ 4,165	¥ 3,482
Multiemployer plans collective bargaining arrangements, percentage of contribution		102.00%
Defined contribution pension plans, cost recognized	19,570	¥ 18,979	17,603
Fair Value, Inputs, Level 3
Employee Benefits Disclosure [Line Items]
Fair value of plan assets	1,451
Japan
Employee Benefits Disclosure [Line Items]
Fair value of plan assets	682,695	735,513	667,436
Japan | Scenario, Forecast
Employee Benefits Disclosure [Line Items]
Expected contribution in defined benefit pension plan for the year ending December 31, 2018				¥ 13,089
Japan | Fair Value, Inputs, Level 3
Employee Benefits Disclosure [Line Items]
Fair value of plan assets	¥ 1,451
Japan | Equity Securities
Employee Benefits Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	25.00%
Japan | Debt Securities
Employee Benefits Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	50.00%
Japan | Life Insurance Company General Accounts
Employee Benefits Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	25.00%
Fair value of plan assets	¥ 123,747	126,985
Foreign Plans
Employee Benefits Disclosure [Line Items]
Fair value of plan assets	¥ 248,642	254,020	¥ 224,939
Foreign Plans | Scenario, Forecast
Employee Benefits Disclosure [Line Items]
Expected contribution in defined benefit pension plan for the year ending December 31, 2018				¥ 19,311
Foreign Plans | Equity Securities
Employee Benefits Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	35.00%
Foreign Plans | Debt Securities
Employee Benefits Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	25.00%
Foreign Plans | Life Insurance Company General Accounts
Employee Benefits Disclosure [Line Items]
Fair value of plan assets	¥ 9,019	¥ 8,683
Foreign Plans | Real estate assets
Employee Benefits Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	40.00%